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Schroder International Fund
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Two Portland Square, Portland, Maine 04101

General Information    (207) 879-6200
Account Information    (800) 344-8332
Fund Literature        (800) 290-9826
Fax                    (207) 879-6050

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through investment in securities markets outside the United States. It is intended for long-term investors seeking international diversification and willing to accept the risks of foreign investing. Securities are selected on the basis of potential for capital appreciation without regard for current income. The Fund currently seeks to achieve its investment objective by investing all of its investable assets in International Equity Fund (the 'Portfolio'), a series of a registered open-end investment company with substantially the same investment objective and policies as the Fund. This semi-annual report includes the unaudited financial statements of both the Fund and the Portfolio.

INVESTMENT ADVISER

Schroder Capital Management International Inc. (the 'Investment Adviser') is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the 'Schroder Group') that dates its origins to 1804. The investment management operations of the Schroder Group are located in 18 countries worldwide. The Schroder Group has been managing international investment portfolios since the early years of this century. As of March 31, 1997, the Schroder Group had over $150 billion in assets under management. At that same date, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $23 billion under management.

                                                                   June 15, 1997

Dear Shareholder:

     We are pleased to present the semi-annual report for the Schroder International Fund for the six-month period ending April 30, 1997. Over the period, the total return of the Fund was 6.4% compared with the Morgan Stanley Capital International EAFE Index (the 'Index') which was up only 1.7%.

     Signs of accelerating economic growth are increasingly apparent in many of the developed international economies. The stock markets of Europe, in particular, have enjoyed a strong six months (in local currency terms) and at the time of this writing many of them stand at new highs. Within Asia, market returns have been patchier. Japan has wrestled with uncertainty about the sustainability of its recovery in the face of fiscal tightening, as well as a spate of set backs in the financial sector. Several southeast Asian economies have continued to suffer from weak exports at the same time as it has been necessary to rein in speculation in the property sector. In general, international markets have not matched the returns of the U.S. market over the period (for example the S&P 500 returned 14.7%), in part because their currencies have weakened against the U.S. dollar. They nevertheless appear to be positioned quite well for the future. The cyclical recovery in many international markets appears to be continuing and now shows signs of extending to South East Asia as excess electronics inventories are worked off and export orders start to rebound. Business surveys in both Germany and France have steadily improved, pointing to renewed vigor in the manufacturing sector even if the consumer remains subdued. In Japan, consumer spending appears to be holding up in the face of the recent tax increase, and the export sector is buoyant again. Moreover,

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the adoption by many European and some Japanese companies of more shareholder-friendly policies, which focus on restructuring businesses and the efficient use of capital, is creating a wide range of attractive investment opportunities. This is occurring at a time when U.S. earnings growth appears likely to slow further and hence raises the appeal of such situations.

     We remain optimistic about the prospects for major international markets. Many international markets are in an earlier stage of economic expansion than is the case in the U.S., and the corporate profits profile is also better, with many companies likely to deliver earnings growth of 15-20%.

     We thank you for your continuing support and interest in the Fund.

Sincerely,

Hermann C. Schwab                                          Mark J. Smith
Chairman                                                   President

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MANAGEMENT DISCUSSION AND ANALYSIS (As of April 30, 1997)

     The Schroder International Fund's outperformance relative to the Index came from the multiple ways we endeavour to add value--country allocation, stock selection and currency management. Country allocation decisions relative to the Index over the past six months which benefited the portfolio were to underweight Japanese equities, and to overweight emerging markets equities. Detracting from performance was our underweighting in Continental European equity markets, particularly Germany. Stock selection contributed to outperformance in a variety of markets. In Japan, we added value by focusing on Japanese industrial companies with earnings visibility, at the expense of bank stocks. In Continental Europe, our stock choices in the Netherlands and Switzerland, which identified companies that are restructuring in order to generate shareholder value, performed particularly well. With regard to currency management, our hedging of European currency risk added value during a period of substantial declines in foreign currencies against the U.S. dollar.

     Our expectation of real GDP growth in Japan exceeds the consensus forecast, and earnings growth there is likely to be the fastest of the developed countries. Much controversy has surrounded the probable impact of an increase in the rate of consumption tax on the economy, with several commentators expecting it to undermine growth. We do not share this view and believe that recent consumption data, while volatile, remains quite robust, helped by a favorable employment market. Meanwhile, exports are responding to the currency weakness of the past year with a somewhat lagged effect, and recent corporate profits reports were encouraging, particularly for Japanese multinationals. We will probably not get any clear indication of consistent economic trends until the second half of the year when the distortions created by the tax hike are absent. In the meantime the market is likely to remain volatile, particularly if more difficulties in the financial sector surface. Our policy remains to underweight the market, primarily due to continued avoidance of bank stocks. Although the banks have not performed as well as the market as a whole they still appear expensive and we have little confidence in their earnings forecasts. Our preference had been for stocks with significant international and export exposure, such as Fuji Photo Film Co. or SMC Corp., a manufacturer of pneumatic machinery. We have recently taken profits in some of the export oriented stocks redeploying the proceeds into stocks such as Daiwa House Industry Co., Ltd. which is more domestically oriented, as we believe that the yen is unlikely to weaken further.

     Continental Europe appears similarly well positioned to benefit from a cyclical upturn, and many companies offer significant restructuring benefits as well. We do not expect the cyclical recovery in Europe to be robust, as some fiscal drag is likely to result from countries striving to control budget deficits. The prospects for monetary union, due to commence in early 1999, are appearing murkier then before, although a delay rather than the abandonment of the objective is most likely. The Mediterranean markets of Spain and Italy are the ones that have benefited most from EMU convergence (i.e. the tendency of markets and interest rates to move closer together) and are probably most vulnerable if the process fails. We are underweight in Italy primarily because we believe that corporate earnings could be disappointing and find fewer high quality growth stocks there. Our policy in Europe, currently, is to highlight individual stocks rather than emphasize particular countries. Recent purchases such as Philips Electronics NV in the Netherlands or Accor SA, a French hotel chain, typify the companies we seek as they appear to offer good operational efficiency gains and are leveraged to a better economic environment. We have continued to find particularly attractive opportunities in the Netherlands and Switzerland.

     The United Kingdom, by contrast, is farther along in its cycle and interest rates have already risen there. More rate increases are likely and corporate profits will probably show slower growth. Recent sterling strength has hurt some of the export and manufacturing related stocks in the portfolio, such as

Pilkington Brothers plc, while financial stocks have been much sought after as their representation in the equity index has increased through new listings. Many now sell on quite expensive valuations. We remain underweight in the U.K., seeing better opportunities elsewhere in Europe but see no reason for a significant market correction.

     During the past six months we reduced our exposure in selected Asian markets such as Malaysia and Thailand, which were likely to follow the U.S. Federal Reserve in tightening monetary policy. Many of the Asian markets were weak in the period, partly as exports remained lackluster, and partly due to specific domestic political anxieties or currency problems in certain markets. We expect exports to recover with better worldwide GDP

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growth, a somewhat stronger and therefore less competitive yen, and the working off of excess electronics inventories. Hong Kong was volatile in response to attempts to cool property speculation, which we do not expect to undermine the market, and from which it subsequently recovered, and Malaysia also weakened on tighter credit controls. We continue to believe in the very favorable long term growth prospects of Asia, especially from some of its emerging markets, but in the shorter term see competing merits in parts of Europe, where U.S. interest rates are tracked less closely. Accordingly, we have slightly increased our exposure to the area. Emerging markets remain an area of strategic investment for the Fund. The Latin American markets in particular have enjoyed a strong six months, benefiting from the expectation of broader economic growth and from continued privatization, particularly in Brazil.

     The last six months have seen fairly modest changes in the orientation of the fund. We have reduced our hedge position in Europe. We believe that the currency risk embedded in international investing is diminished today, as the foreign currency decline over the past two years has gone a long way towards eliminating the overvaluation of foreign currencies evident in 1994-1995.

     We are encouraged by the improvement in cyclical economic indicators internationally and by the increasing shareholder friendliness of many companies; our universe of attractive companies is therefore quite large, although it remains important to focus on the managements who are most motivated to improve returns. Such situations could command increasing attention if the main impetus for worldwide growth starts to shift away from the U.S. as the year progresses.

     The views expressed in this report were those of the Fund's portfolio managers as of the dates specified and may not reflect the views of the portfolio managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.


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           PORTFOLIO CHARACTERISTICS AS OF APRIL 30, 1997 (UNAUDITED)

                    COUNTRY WEIGHTINGS

COUNTRY                  % OF NET ASSETS    MSCI EAFE INDEX
-----------------------------------------------------------
Developed Markets              88.3%
Japan                          25.5%             30.0%
United Kingdom                 14.3%             19.7%
Netherlands                    11.3%              5.0%
Switzerland                     8.0%              6.4%
France                          7.7%              7.2%
Germany                         5.8%              8.9%
Hong Kong                       4.6%              3.6%
Singapore                       2.5%              1.2%
Sweden                          2.3%              2.4%
Malaysia                        2.0%              2.4%
Australia                       1.2%              3.1%
Spain                           1.0%              2.4%
Canada                          0.7%              0.0%
Denmark                         0.6%              0.9%
Austria                         0.5%              0.4%
Italy                           0.3%              3.2%
Emerging Markets                9.0%
Portugal                        2.2%              0.0%
Brazil                          1.3%              0.0%
Korea, Republic of              1.3%              0.0%
Indonesia                       1.3%              0.0%
Philippines                     1.2%              0.0%
Chile                           0.5%              0.0%
Thailand                        0.5%              0.0%
Argentina                       0.4%              0.0%
Mexico                          0.3%              0.0%
Cash & Other Assets             2.7%              0.0%
                         ---------------
Total                         100.0%
                         ===============

                  INVESTMENT BY INDUSTRY

INDUSTRY                                   % OF NET ASSETS
----------------------------------------------------------
Capital Equipment                                23.1%
Services                                         19.8%
Finance                                          18.2%
Materials                                         7.4%

Consumer Durables                                 7.3%
Multi-Industry                                    6.3%
Consumer Non-Durables                             5.5%
Telecommunications                                5.0%
Energy                                            4.7%
Cash & Other Assets                               2.7%
                                           ---------------
Total                                           100.0%
                                           ===============

                                TOP TEN HOLDINGS

SECURITY                                   % OF NET ASSETS
----------------------------------------------------------
Novartis (Swtz)                                  3.9%
Int'l Nederlanden Group NV (Neth)                3.7%
Takeda Chemical Industies (Jpn)                  2.5%
Philips electronics NV (Ger)                     2.0%
Ito-Yakado Company Ltd (Jpn)                     2.0%
Fuji Photo Film Company (Jpn)                    1.8%
Murata Manufacturing (Jpn)                       1.7%
ABB Asea Brown Boveri Ltd. (Swtz)                1.5%
Heineken NV (Neth)                               1.5%
SMC Corp. (Jpn)                                  1.5%
                                              -------
Total                                           22.1%
                                              =======

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STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

ASSETS:
 Investments (Notes 1 and 2):
    Investments in International Equity Fund (the 'Portfolio')
      (cost $155,902,047)                                       $189,128,725
 Receivable for Fund shares sold                                   1,200,090
                                                                ------------
                      Total Assets                               190,328,815
                                                                ------------

LIABILITIES:
  Payable for Fund shares redeemed                                   159,003
  Payable to administrator (Note 3)                                    4,917
  Payable to other related parties (Note 3)                            7,755
  Other payables and accrued expenses                                 37,148
                                                                ------------


                       Total Liabilities                             208,823
                                                                ------------

                       Net Assets                               $190,119,992
                                                                ============

COMPONENTS OF NET ASSETS:
 Paid-in capital                                                $147,501,033
 Undistributed net investment income (loss)                          239,541
 Accumulated net realized gain (loss)                              9,152,740
 Net unrealized appreciation (depreciation) on investments        33,226,678
                                                                ------------

                      Net Assets                                $190,119,992
                                                                ============

SHARES OF BENEFICIAL INTEREST                                     10,541,225

NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY SHARES OF BENEFICIAL INTEREST)               $18.04

    The accompanying notes are an integral part of the financial statements.

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STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

NET INVESTMENT INCOME ALLOCATED FROM
 THE PORTFOLIO:
   Dividend income (net of foreign withholding taxes of $202,069)  $ 1,235,169
   Interest income                                                     123,752
   Net expenses                                                       (718,244)
                                                                   -----------
                        Net Investment Income allocated from
                          the Portfolio                                640,677
                                                                   -----------
EXPENSES:
   Administration (Note 3)                                             190,926
   Transfer agency (Note 3)                                             20,446
   Accounting (Note 3)                                                   6,000
   Legal                                                                 6,296
   Audit                                                                 5,250
   Registration                                                         12,951
   Reporting                                                            16,315
   Trustees                                                              4,252
   Miscellaneous                                                        12,324

                                                                   -----------
                        Total Expenses                                 274,760
   Fees waived and expenses reimbursed (Note 4)                        (45,824)
                                                                   -----------
                        Net Expenses                                   228,936
                                                                   -----------
NET INVESTMENT INCOME (LOSS)                                           411,741
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD
    FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
    ALLOCATED FROM THE PORTFOLIO:
         Net realized gain (loss) on investments sold                7,320,128
         Net realized gain (loss) on forward foreign currency
           contracts  and foreign currency transactions              1,860,445
                                                                   -----------
                      Net realized gain (loss) on investments,
                       forward foreign currency contracts and
                       foreign currency transactions                 9,180,573
                                                                   -----------
         Net change in unrealized appreciation (depreciation)
           on investments                                            2,394,939
         Net change in unrealized appreciation (depreciation) on
           forward foreign currency contracts and foreign
           currency transactions                                      (158,519)
                                                                   -----------
                      Net change in unrealized appreciation
                        (depreciation) on investments, forward
                        foreign currency contracts and foreign
                        currency transactions                        2,236,420
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD
    FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
    ALLOCATED FROM THE PORTFOLIO                                    11,416,993
                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $11,828,734
                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE SIX
                                                            MONTHS ENDED       FOR THE YEAR
                                                           APRIL 30, 1997         ENDED

                                                            (UNAUDITED)      OCTOBER 31, 1996
                                                           --------------    ----------------
NET ASSETS, BEGINNING OF PERIOD                             $ 202,735,202      $212,329,579
                                                           --------------    ----------------
OPERATIONS:
         Net investment income (loss)                             411,741         1,876,713
         Net realized gain (loss) on investments sold           9,180,573        29,130,476
         Net change in unrealized appreciation
           (depreciation) on investments                        2,236,420       (10,183,473)
                                                           --------------    ----------------
         Net increase (decrease) in net assets resulting
           from operations                                     11,828,734        20,823,716
                                                           --------------    ----------------
DISTRIBUTION TO SHAREHOLDERS FROM:
         Net investment income                                 (4,570,768)       (5,164,431)
         Net realized gain on investments                     (26,130,027)      (23,782,759)
                                                           --------------    ----------------
         Total distributions to shareholders                  (30,700,795)      (28,947,190)
                                                           --------------    ----------------
CAPITAL SHARE TRANSACTIONS:
         Sale of shares                                        31,417,639        48,286,814
         Reinvestment of distributions                         17,731,934        13,346,133
         Redemption of shares                                 (42,892,722)      (63,103,850)
                                                           --------------    ----------------
         Net increase (decrease) in capital transactions        6,256,851        (1,470,903)
                                                           --------------    ----------------
         Net increase (decrease) in net assets                (12,615,210)       (9,594,377)
                                                           --------------    ----------------
NET ASSETS, END OF PERIOD (INCLUDING LINE A)                $ 190,119,992      $202,735,202
                                                           ==============    ================
(A) Accumulated undistributed net investment income
    (loss)                                                  $     239,541      $  4,398,568
                                                           ==============    ================
SHARE TRANSACTIONS
         Sale of shares                                         1,756,037         2,432,723
         Reinvestment of distributions in shares                1,033,932           702,811
         Redemption of shares                                  (2,382,756)       (3,155,010)
                                                           --------------    ----------------
         Net increase (decrease) in shares                        407,213           (19,476)
                                                           ==============    ================

    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS


     Selected per share data and ratios for a share outstanding throughout each period:

                                            For the
                                        Six Months Ended
                                           April 30,
                                              1997                     For the Year Ended October 31,
                                          (Unaudited)       1996(a)       1995       1994       1993       1992
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $  20.01        $  20.91    $  23.17   $  20.38   $  15.15   $  16.22
                                        ----------------    --------    --------   --------   --------   --------
Investment Operations
  Net Investment Income (Loss)                  0.05(b)         0.15(b)     0.46       0.18       0.08       0.25
  Net Realized and Unrealized Gain
     (Loss) on Investments                      1.07            1.74       (0.18)      2.69       5.27      (1.04)
                                        ----------------    --------    --------   --------   --------   --------
Total from Investment Operations                1.12            1.89        0.28       2.87       5.35      (0.79)
                                        ----------------    --------    --------   --------   --------   --------
Distributions From
  Net Investment Income                        (0.46)          (0.47)         --      (0.08)     (0.12)     (0.23)
  Net Realized Gain on Investments             (2.63)          (2.32)      (2.54)        --         --      (0.05)
                                        ----------------    --------    --------   --------   --------   --------
Total Distributions                            (3.09)          (2.79)      (2.54)     (0.08)     (0.12)     (0.28)
                                        ----------------    --------    --------   --------   --------   --------
Net Asset Value, End of Period              $  18.04        $  20.01    $  20.91   $  23.17   $  20.38   $  15.15
                                        ================    ========    ========   ========   ========   ========
Total Return                                   6.38%(c)       10.05%       2.08%     14.10%     35.54%    (4.93)%

Ratio/Supplementary Data
Net Assets at End of Period (in
  thousands)                                $190,120        $202,735    $212,330   $500,504   $320,550   $159,556
Ratios to Average Net Assets:
  Expenses including                           0.99%(b)
     reimbursement/waiver                           (d)        0.99%(b)    0.91%      0.90%      0.91%      0.93%
  Expenses excluding                           1.04%(b)
     reimbursement/waiver                           (d)        1.04%(b)   N/A        N/A        N/A        N/A
  Net investment income (loss)                 0.43%(b)
     including reimbursement/waiver                 (d)        0.86%(b)    0.99%      0.94%      0.87%      1.62%
Average Commission rate (e)                 $ 0.0305        $ 0.0256      N/A        N/A        N/A        N/A
Portfolio turnover rate (f)                   20.01%          56.20%      61.26%     25.17%     56.05%     49.42%

------------------

(a) On November 1, 1995 the Fund converted to Core and Gateway (Registered). On May 16, 1996, the Fund began offering two classes of shares, Investor Shares and Advisor Shares, and then all outstanding shares of the Fund were converted to Investor Shares.

(b) Includes the Fund's proportionate share of income and expenses of the Portfolio.


(c) Not annualized.

(d) Annualized.

(e) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of Portfolio's investment portfolio securities.

(f) Portfolio turnover represents the rate of portfolio activity. The rate after October 31, 1995, represents the portfolio turnover rate of the Portfolio.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Capital Funds (Delaware) (the 'Trust') was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the 'Act'), currently has six investment portfolios. Included in this report is the Schroder International Fund (the 'Fund'), a diversified portfolio that commenced operations on December 19, 1985. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value. As of April 30, 1997, only Investor Shares had been issued.

   MASTER FEEDER ARRANGEMENT

         Effective November 1, 1996, The Fund currently seeks to achieve its investment objective by investing all of its investable assets in a separate diversified portfolio, International Equity Fund (the 'Portfolio'), of Schroder Capital Funds ('Schroder Core') that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end, management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership investment and records its share of the Portfolio income, expense and realized and unrealized gain and loss daily. The financial statements of the Portfolio are included on pages 12 to 22 in this report, and should be read in conjunction with the Fund's financial statements. The Fund owns substantially all of the interests in the Portfolio.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the Fund:

   SECURITY VALUATION

         The Trust determines the net asset value per share of the Fund as of 4:00 p.m., Eastern time, on each Fund business day. Valuation of securities held in the Portfolio are discussed in the Notes to the Financial Statements of the Portfolio.

   INVESTMENT INCOME AND EXPENSES

         The Trust records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

   DISTRIBUTIONS TO SHAREHOLDERS

         Dividends and net capital gain, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)

   FEDERAL TAXES

         The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

   EXPENSE ALLOCATION

         The Trust accounts separately for the assets and liabilities and operation of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class are allocated to that class.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         The Fund currently invests all of its assets in the Portfolio, which retains Schroder Capital Management International Inc. (the 'Adviser') to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.

   ADMINISTRATOR AND SUBADMINISTRATOR

         Effective November 26, 1996 and February 1, 1997, the Fund has entered into Administration and Subadministration Agreements with Schroder Fund Advisors Inc. ('Schroder Advisors') and Forum Administrative Services, Limited Liability Company ('Forum'). From November 26, 1996 through January 31, 1997 the Fund had a Subadministration Agreement with Forum Financial Services, Inc. ('FFSI') that was identical in all material terms to the February 1, 1997 Agreement with Forum. For these services, Schroder Advisors is entitled to receive compensation at annual fees payable monthly of 0.15% of the average daily net assets of the Fund. For its services, Forum is entitled to receive compensation at annual fees payable monthly of 0.05% of the average daily net assets of the Fund. Prior to November 26, 1996, Schroder Advisors was entitled to compensation at an annual rate of 0.20% of the average daily net assets and obligated to pay a fee to FFSI.

   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The transfer agent and dividend disbursing agent for the Fund is Forum Financial Corp.(Registered) ('FFC'). The Transfer Agent is paid a transfer agent fee in the amount of $12,000 per year, plus certain other fees and expenses.

   OTHER SERVICE PROVIDERS

         The fund accountant of the Fund is FFC. For its services to the Fund, FFC is entitled to receive from the Trust a fee of $12,000 per year.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         Schroder Advisors voluntarily has waived a portion of its fees and has assumed certain expenses of the Fund so that its total expenses would not exceed 0.99% of the Fund's average daily net assets on an annual basis. The expense limitation cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust. Forum and FFC may waive voluntarily all or a portion of their fees, from time to time. For the six months ended April 30, 1997, fees waived for Schroder Advisors were $45,824.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund (Portfolio)

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF APRIL 30, 1997 (UNAUDITED)

          STOCKS AND WARRANTS - 96.7%
SHARES                                     VALUE US$
-------                                    ------------
          ARGENTINA - 0.4%
          COMMON STOCK
101,222   Compania Naviera Perez Companc
            SA
            Multi-Industry                 $    815,000
                                           ------------
                                                815,000
                                           ------------
          AUSTRALIA - 1.9%
          COMMON STOCK
105,000   Australia & New Zealand Banking
            Group Ltd.
            Finance                             672,151
 30,000   Brambles Inds. Ltd.
            Materials                           544,005
116,000   Broken Hill Proprietary Co. Ltd.
            Multi-Industry                    1,639,268
 60,000   Woodside Petroleum Ltd.
            Energy                              478,349
                                           ------------
                                              3,333,773
                                           ------------
          BRAZIL - 1.3%
          COMMON STOCK
 21,500   Telecomunicacoes Brasileiras
            SA -  Telebras ADR
            Services                          2,467,125
                                           ------------
                                              2,467,125
                                           ------------
          CANADA - 0.7%
          COMMON STOCK
 19,100   Alcan Aluminum, Ltd.
            Materials                           647,736
 32,000   Noranda, Inc.
            Materials                           675,395
                                           ------------
                                              1,323,131
                                           ------------
          CHILE - 0.5%
          COMMON STOCK
 29,750   Compania de Telecomunicacion de
            Chile SA ADR
            Services                            963,157
                                           ------------
                                                963,157

                                           ------------
          DENMARK - 0.6%
          COMMON STOCK
 40,300   ISS International Service System
            A/S (a)
            Services                          1,192,272
                                           ------------
                                              1,192,272
                                           ------------
          FRANCE - 7.7%
          COMMON STOCK
 12,340   Accor SA
            Services                          1,769,683

SHARES                                      VALUE US$
-------                                    ------------
          FRANCE (CONCLUDED)
  8,600   Canal Plus
            Services                       $  1,553,080
 14,156   Compagnie Generale des Eaux
            Multi-Industry                    1,971,906
 28,500   Elf Aquitaine
            Energy                            2,763,862
 39,000   METALEUROP, SA. (a)
            Materials                           467,754
 38,301   Michelin(Cie Gle Des Etabl.)
            Capital Equipment                 2,140,010
 12,120   Primagaz (Cie Des Gaz Petrole)
            Energy                            1,187,828
 12,530   SGS-Thomson Microelectronics
            N.V.
            Capital Equipment                   966,093
 15,500   Societe Generale
            Finance                           1,736,859
          WARRANTS
  1,256   Primagaz (Cie Des Gaz
            Petrole)(a)
            Energy                               23,565
                                           ------------
                                             14,580,640
                                           ------------
          GERMANY - 5.8%
          COMMON STOCK
 13,080   Adidas AG
            Consumer Non-Durables             1,355,812
 53,500   Bayer AG
            Materials                         2,128,013
  3,500   Mannesmann AG
            Capital Equipment                 1,376,797
 43,235   Veba AG
            Multi-Industry                    2,243,267
     62   Wella AG
            Consumer Non-Durables                36,913
          PREFERRED STOCK

  6,485   GEA AG
            Services                          2,198,242
  7,400   SAP AG
            Services                          1,362,742
    596   Wella AG
            Consumer Non-Durables               362,067
                                           ------------
                                             11,063,853
                                           ------------
          HONG KONG - 4.6%
          COMMON STOCK
105,100   Cheung Kong Holdings Ltd.
            Finance                             922,584
388,000   Citic Pacific Ltd.
            Multi-Industry                    2,098,651
270,400   Hutchison Whampoa Ltd.
            Finance                           2,007,101

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund (Portfolio)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONTINUED)
AS OF APRIL 30, 1997 (UNAUDITED)

SHARES                                      VALUE US$
-------                                    ------------
          HONG KONG (CONCLUDED)
122,000   Sun Hung Kai Properties Ltd.
            Finance                        $  1,322,920
 78,400   Swire Pacific Ltd.
            Multi-Industry                      604,712
460,000   Wharf (Holdings) Ltd.
            Finance                           1,739,883
                                           ------------
                                              8,695,851
                                           ------------
          INDONESIA - 1.3%
          COMMON STOCK
344,520   PT Indofoods Sukses Makmur
            Consumer Non-Durables               712,433
578,000   PT Telekomunikasi Indonesia
            Services                            838,457
 42,490   PT Unilever Indonesia
            Services                            830,566
                                           ------------
                                              2,381,456
                                           ------------
          ITALY - 1.1%
          COMMON STOCK
 26,000   Gucci Group

            Consumer Non-Durables             1,803,750
177,455   Telecom Italia SpA
            Energy                              466,994
                                           ------------
                                              2,270,744
                                           ------------
          JAPAN - 24.7%
          COMMON STOCK
 82,000   Amada Metrecs Co. Ltd.
            Capital Equipment                   743,047
 61,000   Arcland Sakamoto
            Services                            586,399
118,000   Bridgestone Corp.
            Materials                         2,510,441
 85,100   Credit Saison Co. Ltd.
            Finance                           1,636,151
 60,000   Dai-Dan Co. Ltd.
            Capital Equipment                   590,969
321,000   Dai-Tokyo Fire & Marine
            Insurance Co.
            Finance                           1,504,964
 85,000   Daiwa House Industry Co., Ltd.
            Capital Equipment                   951,068
    300   East Japan Railway Co.
            Services                          1,297,770
 90,000   Fuji Photo Film Co.
            Capital Equipment                 3,439,445
 29,000   Glory Ltd.
            Capital Equipment                   525,568
206,000   Hanshin Electric Railway (a)
            Services                            673,626

SHARES                                      VALUE US$
-------                                    ------------
          JAPAN (CONCLUDED)
243,000   Hitachi Ltd.
            Capital Equipment              $  2,201,954
 43,000   Ito-Yokado Co. Ltd.
            Services                          2,067,545
 62,000   Japan Airport Terminal Co.
            Services                            635,096
907,000   Kobe Steel Ltd (a)
            Materials                         1,650,910
 15,000   Kyocera Corp.
            Capital Equipment                   898,275
 32,000   Mabuchi Motor Co.
            Capital Equipment                 1,621,306
  9,000   Meiko Shokai
            Capital Equipment                   319,833
130,000   Mitsubishi Corp.
            Services                          1,218,974
391,000   Mitsubishi Electric Corp.
            Capital Equipment                 2,141,242
 86,000   Murata Manufacturing Co. Ltd.

            Capital Equipment                 3,171,382
 22,400   Nagaileben Co. Ltd.
            Consumer Durables                   748,376
 82,000   Omron Corp.
            Capital Equipment                 1,550,704
 38,700   SMC Corp.
            Capital Equipment                 2,835,947
 17,000   Secom
            Services                          1,011,347
208,000   Takeda Chemical Inds.
            Consumer Durables                 4,802,143
  9,300   Toho Co.
            Services                          1,245,765
208,000   Tokio Marine & Fire Insurance
            Co.
            Finance                           2,032,310
 70,000   Toyota Motor Corp.
            Capital Equipment                 2,029,785
                                           ------------
                                             46,642,342
                                           ------------
          KOREA, REPUBLIC OF - 1.3%
          COMMON STOCK
 19,000   Korea Electric Power Corp.
            Energy                              566,592
  7,250   Pohang Iron & Steel Co. Ltd.
            Materials                           511,889
    618   SK Telecom Co. Ltd.
            Services                            492,847
  6,000   Samsung Electronics Co.
            Capital Equipment                   452,462
 29,957   Shinhan Bank
            Finance                             426,920
                                           ------------
                                              2,450,710
                                           ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund (Portfolio)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONTINUED)
AS OF APRIL 30, 1997 (UNAUDITED)

SHARES                                      VALUE US$
-------                                    ------------
          MALAYSIA - 2.0%
          COMMON STOCK
668,000   DCB Holdings Berhad
            Finance                        $  2,169,005
193,000   Tenaga Nasional Berhad

            Energy                              891,952
100,000   United Engineers (Malaysia) Ltd.
            Capital Equipment                   709,163
                                           ------------
                                              3,770,120
                                           ------------
          MEXICO - 0.3%
          COMMON STOCK
166,000   Cemex SA de CV
            Materials                           551,072
                                           ------------
                                                551,072
                                           ------------
          NETHERLANDS - 10.4%
          COMMON STOCK
123,000   Elsevier NV
            Services                          1,969,919
 62,400   Getronics NV
            Capital Equipment                 1,889,841
 17,100   Heineken NV
            Consumer Non-Durables             2,865,946
178,805   ING Groep NV
            Finance                           7,021,500
 17,438   Oce-Van Der Grinten NV
            Capital Equipment                 2,109,818
 72,190   Philips Electronics N.V.
            Capital Equipment                 3,768,658
          PREFERRED STOCK
  4,800   ING Groep NV (a)
            Finance                              24,516
                                           ------------
                                             19,650,198
                                           ------------
          PHILIPPINES - 1.2%
          COMMON STOCK
864,921   Ayala Land, Inc.
            Finance                             623,190
 24,771   Manila Electric Co. GDR (b)
            Energy                              848,407
  7,000   Philippine Long Distance
            Telephone Co.
            Services                            399,507
  6,550   Philippine Long Distance
            Telephone Co. ADR
            Services                            365,163
                                           ------------
                                              2,236,267
                                           ------------
          PORTUGAL - 2.2%
          COMMON STOCK
 75,750   Portugal Telecom
            Services                          2,792,478

SHARES                                      VALUE US$

-------                                    ------------
          PORTUGAL (CONCLUDED)
 67,970   Semapa - Sociedade de
            Investimento e Gestao SGPS SA
            Materials                      $  1,455,283
                                           ------------
                                              4,247,761
                                           ------------
          SINGAPORE - 2.5%
          COMMON STOCK
182,000   City Developments Ltd.
            Finance                           1,472,308
 96,750   Development Bank of Singapore
            Ltd.
            Finance                           1,150,591
 57,420   Singapore Press Holdings Ltd.
            Services                          1,063,996
110,000   United Overseas Bank Ltd.
            Finance                           1,034,364
                                           ------------
                                              4,721,259
                                           ------------
          SPAIN - 1.0%
          COMMON STOCK
  5,800   Banco Popular Espanol SA
            Finance                           1,230,874
 35,800   Centros Comerciales Pryca SA
            Services                            622,502
                                           ------------
                                              1,853,376
                                           ------------
          SWEDEN - 2.3%
          COMMON STOCK
 96,800   Atlas Copco AB
            Capital Equipment                 2,399,796
 61,000   Telefonaktiebolaget LM Ericsson
            'B' Shares
            Services                          1,928,238
                                           ------------
                                              4,328,034
                                           ------------
          SWITZERLAND - 8.0%
          COMMON STOCK
  2,400   ABB Asea Brown Boveri Ltd.
            Capital Equipment                 2,907,561
  5,700   Adecco SA
            Multi-Industry                    1,903,352
  5,663   Ciba Specialty Chemicals AG (a)
            Materials                           488,123
  5,663   Novartis
            Consumer Durables                 7,464,061
    290   Roche Holding AG
            Consumer Non-Durables             2,450,455
                                           ------------

                                             15,213,552
                                           ------------
          THAILAND - 0.5%
          COMMON STOCK
 48,000   Bangkok Bank Public Co. Ltd. (b)
            Finance                             444,631

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund (Portfolio)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONCLUDED)
AS OF APRIL 30, 1997 (UNAUDITED)

SHARES                                      VALUE US$
-------                                    ------------
          THAILAND (CONCLUDED)
 36,000   Land & House Public Co. Ltd.
            Finance                        $    102,660
 70,400   Thai Farmers Bank Public Co.
            Ltd. (b)
            Finance                             425,769
          WARRANTS
 16,300   Thai Farmers Bank Public Co.
            Ltd. (b)
            Finance                              11,855
                                           ------------
                                                984,915
                                           ------------
          UNITED KINGDOM - 14.4%
          COMMON STOCK
126,700   Airtours plc
            Services                          1,882,101
214,000   Asda Group plc
            Services                            399,318
 44,500   Barclays plc
            Finance                             828,192
110,000   Blue Circle Inds. plc
            Materials                           747,850
 97,000   British Airways plc
            Services                          1,111,179
138,800   British Land Co. plc
            Finance                           1,303,994
388,500   British Steel plc
            Capital Equipment                   898,284
130,000   Cable & Wireless plc
            Services                          1,003,002
108,000   Cadbury Schweppes plc
            Consumer Non-Durables               897,225
381,000   David S. Smith Holdings plc
            Services                          1,384,780

 58,000   De La Rue plc
            Services                            516,664
100,773   Enterprise Oil plc
            Energy                              991,706
 53,000   Johnson Matthey plc
            Capital Equipment                   430,415
 76,800   Kingfisher plc
            Services                            832,426
327,000   LASMO plc
            Energy                         $  1,183,206

SHARES                                      VALUE US$
-------                                    ------------
          UNITED KINGDOM (CONCLUDED)
143,400   Lloyds TSB Group plc
            Finance                           1,309,982
257,000   LucasVarity plc (a)
            Capital Equipment                   773,544
312,400   MFI Furniture plc
            Services                            691,913
284,000   Pilkington Brothers plc
            Materials                           511,504
141,835   Prudential Corp. plc
            Finance                           1,381,988
 64,000   RTZ Corp. plc
            Materials                         1,017,686
137,000   Rank Group plc
            Services                            942,528
165,750   Tesco plc
            Services                            962,818
 75,000   Tibbett and Britten Group plc
            Services                            756,328
127,352   United News & Media plc
            Services                          1,558,062
312,200   Vodafone Group plc
            Services                          1,398,137
116,100   Williams Holdings plc
            Multi-Industry                      626,371
 29,500   Zeneca Group plc
            Consumer Durables                   890,074
                                           ------------
                                             27,231,277
                                           ------------
          Total Investments - 96.7%
            (cost $149,743,754)             182,967,885
          Other Assets Less
            Liabilities - 3.3%                6,160,840
                                           ------------
          Total Net Assets - 100.0%        $189,128,725
                                           ============

------------------

(a) Non-income producing security.

(b) Valued pursuant to methodology approved by the Board of Trustees. ADR - American Depositary Receipts
GDR - Global Depositary Receipts

--------------------------------------------------------------------------------

                       FORWARD FOREIGN CURRENCY CONTRACTS
                               CONTRACTS TO SELL

CONTRACT DATE     CURRENCY       UNITS       US DOLLARS     UNREALIZED GAIN
--------------    ---------    ----------    -----------    ----------------
                    Swiss
   6/17/97         Francs      4,200,000     $2,891,367         $25,203

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund (Portfolio)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

ASSETS:
 Investments (Note 2):
    Investments at cost                                      $149,743,754
 Net unrealized appreciation (depreciation)                    33,224,131
                                                             ------------

                      Total Investments at value              182,967,885
 Cash                                                           2,284,699
 Net receivable for forward foreign currency contracts             25,203
 Receivable for dividends, tax reclaims and interest              797,585
 Receivable for securities sold                                 3,266,328
 Organization costs, net of amortization (Note 2)                   8,657
                                                             ------------

                      Total Assets                            189,350,357
                                                             ------------

LIABILITIES:
 Payable for securities purchased                                  91,561
 Payable to investment adviser (Note 3)                            56,740
 Payable to administrator (Note 3)                                 23,260
 Accrued fees and other expenses                                   50,071
                                                             ------------

                      Total Liabilities                           221,632
                                                             ------------

                      Net Assets                             $189,128,725

                                                             ============


COMPONENTS OF NET ASSETS:
 Investors' capital                                          $155,902,047
 Net unrealized appreciation (depreciation) on investments     33,226,678
                                                             ------------

                      Net Assets                             $189,128,725
                                                             ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund (Portfolio)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
 Dividend income (net of foreign withholding taxes of $202,069) $ 1,235,169
 Interest income                                                    123,752
                                                                -----------
                      Total Investment Income                     1,358,921
                                                                -----------
EXPENSES:
 Investment advisory (Note 3)                                       430,742
 Administration (Note 3)                                            143,580
 Transfer agency (Note 3)                                             6,012
 Custody                                                             66,478
 Accounting (Note 3)                                                 36,000
 Legal                                                                4,832
 Audit                                                               18,000
 Trustees                                                             8,723
 Miscellaneous                                                       30,452
                                                                -----------
                      Total Expenses                                744,819
 Fees waived and expenses reimbursed (Note 6)                       (26,575)
                                                                -----------
                      Net Expenses                                  718,244
                                                                -----------
NET INVESTMENT INCOME (LOSS)                                        640,677
                                                                -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
 FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY
 TRANSACTIONS:
      Net realized gain (loss) on investments sold                7,320,128
      Net realized gain (loss) on forward foreign currency
        contracts and foreign currency transactions               1,860,445

                                                                -----------
                  Net realized gain (loss) on investments,
                   forward foreign currency contracts and
                   foreign currency transactions                  9,180,573
                                                                -----------
      Net change in unrealized appreciation (depreciation) on
        investments                                               2,394,939
      Net change in unrealized appreciation (depreciation) on
        forward foreign currency contracts and foreign currency
        transactions                                               (158,519)
                                                                -----------
                  Net change in unrealized appreciation
                   (depreciation) on investments, forward
                   foreign currency contracts and foreign
                   currency transactions                          2,236,420
                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
    FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY
    TRANSACTIONS                                                 11,416,993
                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                  $12,057,670
                                                                ===========

     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund (Portfolio)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX
                                                                            MONTHS ENDED
                                                                             APRIL 30,        FOR THE YEAR
                                                                                1997             ENDED
                                                                            (UNAUDITED)     OCTOBER 31, 1996
                                                                            ------------    ----------------
NET ASSETS, BEGINNING OF PERIOD                                             $202,743,299      $         --
                                                                            ------------    ----------------
OPERATIONS:
         Net investment income (loss)                                            640,677         2,401,723
         Net realized gain (loss) on investments sold                          9,180,573        29,130,476
         Net change in unrealized appreciation (depreciation) on
           investments                                                         2,236,420        30,990,258
                                                                            ------------    ----------------
         Net increase (decrease) in net assets resulting from operations      12,057,670        62,522,457
                                                                            ------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
         Contributions                                                        22,894,930       201,091,364
         Withdrawals                                                         (48,567,174)      (60,870,522)
                                                                            ------------    ----------------
         Net transactions in investors' beneficial interest                  (25,672,244)      140,220,842
                                                                            ------------    ----------------
         Net increase (decrease) in net assets                               (13,614,574)      202,743,299
                                                                            ------------    ----------------
NET ASSETS, END OF PERIOD                                                   $189,128,725      $202,743,299
                                                                            ------------    ----------------
                                                                            ------------    ----------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund (Portfolio)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Portfolio performance for the following periods:

                                                                              For the Six
                                                                              Months Ended       For the Year
                                                                             April 30, 1997         Ended
                                                                              (Unaudited)      October 31, 1996
---------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses including reimbursement/waiver                                        0.75%(a)           0.75%
  Expenses excluding reimbursement/waiver                                        0.78%(a)           0.77%
  Net investment income including reimbursement/waiver                           0.67%(a)           1.10%
Average brokerage commission per share (b)                                    $  0.0305          $  0.0256
Portfolio turnover rate                                                         20.01%             56.20%

------------------
(a) Annualized.

(b) Amount represents the average commission per share paid to brokers on the purchase and sale of portfolio securities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund (Portfolio)
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Capital Funds ('Schroder Core') was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the 'Act'), currently has five investment portfolios. Included in this report is International Equity Fund (the 'Portfolio'), a diversified portfolio that commenced operations on November 1, 1995. Under the Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to institutional clients, including open-end, management investment companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the
   Portfolio:

   SECURITY VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees. Board valued securities represented approximately 0.90% of the total investments.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.


         Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

         The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund (Portfolio)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) recorded as unrealized gain or loss; realized gain or loss include net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

   REPURCHASE AGREEMENTS

         The Portfolio may invest in repurchase agreements. The Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolio may have difficulties with the disposition of any securities held as collateral.

   ORGANIZATIONAL COSTS

         Costs incurred by the Portfolio in connection with this organization and initial registration are being amortized on a straight line basis over a five-year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         The investment adviser to the Portfolio is Schroder Capital Management International, Inc. ('SCMI'). Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.45% of the average daily net assets of the Portfolio.


   ADMINISTRATOR AND SUBADMINISTRATOR

         Effective November 26, 1996 and February 1, 1997, the Portfolio has entered into Administration and Subadministration Agreements with Schroder Fund Advisors Inc. ('Schroder Advisors') and Forum Administrative Services, Limited Liability Company ('Forum'). From November 26, 1996 through January 31, 1997 the Portfolio had a Subadministration Agreement with Forum Financial Services, Inc. ('FFSI') that was identical in all material terms to the February 1, 1997 Agreement with Forum. For these services, Schroder Advisors is entitled to receive compensation at annual fees payable monthly of 0.075% of the average daily net assets of the Portfolio. For its services, Forum is entitled to receive compensation at annual fees payable monthly of 0.075% of the average daily net assets of the Portfolio. Prior to November 26, 1996, Schroder Advisors was entitled to compensation at an annual rate of 0.15% of the average daily net assets and obligated to pay a fee to FFSI.

   TRANSFER AGENT

         Forum Financial Corp.(Registered) ('FFC') serves as the Portfolio's transfer agent and is entitled to receive compensation for those services by the Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain other fees and expenses.

   OTHER SERVICE PROVIDERS

         FFC also performs portfolio accounting for the Portfolio and is entitled to receive compensation for those services by the Portfolio in the amount of $60,000 per year, plus certain amounts based upon the number and types of portfolio transactions.

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the six months ended April 30, 1997 aggregated $35,624,050 and $56,268,590, respectively.

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                                       21

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International Equity Fund (Portfolio)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)

         For federal income tax purposes, the tax basis of investment securities owned as of April 30, 1997 was $149,743,754. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $44,456,033, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $11,231,902.

NOTE 5. FEDERAL TAXES


         The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been 'passed through' to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

NOTE 6. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         SCMI voluntarily has waived a portion of its advisory fees and has assumed certain expenses of the Portfolio so that its total expenses would not exceed 0.75% of the Portfolio's average daily net assets. Schroder Advisors, Forum and FFC may waive voluntarily all or a portion of their fees from time to time. For the period ended April 30, 1997, fees waived by SCMI were $26,575.

NOTE 7. CONCENTRATION OF CREDIT RISK

         The Portfolio has a relatively large concentration of portfolio securities invested in companies domiciled in Japan. The Portfolio may be more susceptible to political, social and economic events adversely affecting Japanese companies than portfolios not so concentrated.

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                                       22

TRUSTEES

Hermann C. Schwab
Peter E. Guernsey
John I. Howell
Clarence F. Michalis
Mark J. Smith

OFFICERS

Hermann C. Schwab
  Chairman of the Board
Mark J. Smith
  President
Mark Astley
  Vice President
Robert G. Davy
  Vice President
Margaret H. Douglas-Hamilton
  Vice President
Richard Foulkes
  Vice President
John Y. Keffer
  Vice President
Jane Lucas
  Vice President
Catherine A. Mazza
  Vice President

Michael Perelstein
  Vice President
Fariba Talebi
  Vice President
John A. Troiano
  Vice President
Ira L. Unschuld
  Vice President
Alexandra Poe
  Vice President
  Secretary
Robert Jackowitz
  Treasurer
Thomas G. Sheehan
  Assistant Treasurer
  Assistant Secretary
Catherine S. Wooledge
  Assistant Treasurer
  Assistant Secretary
Barbara Gottlieb
  Assistant Secretary
Mary Kunkemueller
  Assistant Secretary
Gerardo Machado
  Assistant Secretary

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue
New York, New York 10019

CUSTODIAN
The Chase Manhattan Bank
Global Custody Division
Woolgate House, Coleman Street
London EC2P 2HD, United Kingdom

TRANSFER AND DIVIDEND
DISBURSING AGENT
Forum Financial Corp.
Two Portland Square
Portland, Maine 04101

COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110-2624

INDEPENDENT AUDITORS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

This report is for the information of the shareholders of the Schroder International Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.

       [Logo] SCHRODERS

       Schroder
       International
       Fund

       SEMI-ANNUAL REPORT

       April 30, 1997
       (Unaudited)

       Schroder Capital Funds
         (Delaware)